Note 7 - Net Loss Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net loss attributable to BeyondSpring Inc.—basic and diluted	$ (38,085)	$ (54,869)	$ (91,763)
Weighted average number of ordinary shares outstanding basic and diluted (in shares)	24,645,714	22,665,265	20,866,084
Net loss per share—basic and diluted (in dollars per share)	$ (1.55)	$ (2.42)	$ (4.40)